Credit Facilities - Financial Covenants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt, as defined	$ 521,500
Credit facilities	505,171	$ 649,221
Outstanding letters of credit	15,000	15,000
Bank EBITDA, as defined	836,900
Financing and interest expenses, as defined	91,800
Cost
Disclosure of detailed information about borrowings [line items]
Credit facilities	$ 506,514	$ 651,173
Position as at December 31, 2021
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	0.6
Interest Coverage (Minimum Ratio)	9.1
Covenant
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.5
Interest Coverage (Minimum Ratio)	2.0